Contractual Maturities of Company's Corporate Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt And Borrowing Arrangements [Abstract]
2014	$ 28
2015	17
2016	562
2017	12
2018	942
Thereafter	1,859
Total	$ 3,420	$ 3,394